UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   320 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

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Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Fischer
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212-602-5000
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Signature, Place, and Date of Signing:

       /s/ Michael Fischer              New York, New York         11/14/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $1,007,306
                                               -------------
                                                (thousands)


List of Other Included Managers:


                           1. Ospraie Advisors, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ANDERSONS INC                         COM         034164103   11,099     325,000 SH       SOLE             325,000
CARLISLE COS INC                      COM         142339100    6,308      75,000 SH PUT   SOLE              75,000
CARNIVAL CORP                     PAIRED CTF      143658300   58,317   1,240,000 SH       SOLE           1,240,000
CELANESE CORP DEL                  COM SER A      150870103   76,523   4,275,000 SH       SOLE           4,275,000
CHEMTURA CORP                         COM         163893100   51,587   5,950,000 SH       SOLE           5,950,000
CHESAPEAKE ENERGY CORP                COM         165167107   76,073   2,625,000 SH       SOLE           2,625,000
CHEVRON CORP NEW                      COM         166764100   59,710     920,600 SH       SOLE             920,600
CHOICEPOINT INC                       COM         170388102   52,150   1,456,700 SH       SOLE           1,456,700
COLD SPRING CAP INC             UNIT 99/99/9999   192865202   10,000   1,666,600 SH       SOLE           1,666,600
CORRIENTE RES INC                     COM         22027E102   12,316   2,887,200 SH       SOLE           2,887,200
DEERE & CO                            COM         244199105   20,138     240,000 SH       SOLE             240,000
ENSCO INTL INC                        COM         26874Q100    8,766     200,000 SH       SOLE             200,000
GASTAR EXPL LTD                       COM         367299104    4,096   1,896,322 SH       SOLE           1,896,322
GASTAR EXPL LTD                       COM         367299104      471     217,878 SH       SHARED -                  217,878
                                                                                           DEFINED   1
GLOBAL LOGISTICS ACQUISITION    UNIT 99/99/9999   379414204   10,238   1,250,000 SH       SOLE           1,250,000
GRUPO AEROPORTUARIO DEL PAC       SPON ADR B      400506101   27,574     811,000 SH       SOLE             811,000
IVANHOE MINES LTD                     COM         46579N103    3,401     545,600 SH       SOLE             545,600
KINDER MORGAN INC KANS               CALL         49455P101   26,213     250,000 SH CALL  SOLE             250,000
LENNAR CORP                          CL A         526057104    8,145     180,000 SH       SOLE             180,000
LENNAR CORP                          CL B         526057302   81,519   1,940,000 SH       SOLE           1,940,000
M D C HLDGS INC                       COM         552676108   28,892     622,000 SH       SOLE             622,000
MONSANTO CO NEW                       COM         61166W101   27,736     590,000 SH       SOLE             590,000
NORTHERN ORION RES INC                COM         665575106      976     248,100 SH       SOLE             248,100
PETROHAWK ENERGY CORP                 COM         716495106   10,681   1,027,000 SH       SOLE           1,027,000
PLAINS EXPL & PRODTN CO               COM         726505100   71,368   1,663,200 SH       SOLE           1,663,200
QUINTANA MARITIME LTD                 SHS         Y7169G109    9,481     925,000 SH       SOLE             925,000
ROCKWOOD HLDGS INC                    COM         774415103    7,285     364,600 SH       SOLE             364,600
ROYAL CARIBBEAN CRUISES LTD           COM         V7780T103   77,337   1,992,700 SH       SOLE           1,992,700
SCHLUMBERGER LTD                      COM         806857108   20,160     325,000 SH       SOLE             325,000
STANDARD PAC CORP NEW                 COM         85375C101   28,870   1,228,500 SH       SOLE           1,228,500
UAL CORP                            COM NEW       902549807    4,650     175,000 SH       SOLE             175,000
XTO ENERGY INC                        COM         98385X106  115,226   2,735,000 SH       SOLE           2,735,000

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